Employee Benefit Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan [Line Items]
Defined contribution plan maximum annual employer matching contribution per employee	$ 500	$ 500	$ 500
Employee benefit plans, contribution expense	$ 31,000	$ 35,000	$ 38,000